S000004435 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	258 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Morningstar US Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.35%	13.29%	14.40%
Morningstar US Small Cap Broad Value Extended Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	10.48%	10.18%	8.57%
iShares Morningstar Small-Cap Value ETF
Prospectus [Line Items]
Average Annual Return, Percent		10.51%	10.19%	8.43%
Performance Inception Date					Jun. 28, 2004
iShares Morningstar Small-Cap Value ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.86%	9.54%	7.75%
iShares Morningstar Small-Cap Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.50%	7.92%	6.64%

[1]	The Morningstar US Small Cap Broad Value Extended Index (Spliced) reflects the performance of the Morningstar US Small Value Index through March 21, 2021 and the Morningstar US Small Cap Broad Value Extended Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.